LONG-TERM INVESTMENTS - Equity method investments (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Oct. 29, 2019 CNY (¥)	Oct. 29, 2019 USD ($)	Jan. 22, 2017 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2020 USD ($)
Equity method investment
Proceeds from disposal of equity interest				¥ 26,896	$ 4,122	¥ 450
Gain on disposal of equity method investments				5,658	$ 867	22
Impairment losses				0		0	¥ 0
Dezhi
Equity method investment
Equity method investments, ownership percentage								30.00%
Cash consideration								¥ 300
Proceeds from disposal of equity interest	¥ 450
Gain on disposal of equity method investments	¥ 22	$ 3
Jinye
Equity method investment
Equity method investments, ownership percentage			13.73%				13.04%
Cash consideration			¥ 7,652
Number of board seat out of total seats | item			1
Number of total board of seats | item			5
Equity method investment				¥ 5,749		¥ 5,928			$ 881